Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Fair Value of Financial Instruments	The carrying amounts and fair value of bonds payable as of December 31, 2022 and 2023 were as follows:

	Carrying Amount		Fair Value
	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2022	$47,850,324		$47,027,018
December 31, 2023	45,009,486	$1,469,937	44,907,012	$1,466,591

Summary of Financial Assets Measured at Level 3 Fair Value
For the year ended December
 31, 2021

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$1,897,984	$—	$728,398	$1,639,149	$4,265,531
Recognized in profit or loss	131,276	—	—	—	131,276
Recognized in other comprehensive income
Included in unrealized gains on financial assets at FVTOCI	—	—	129,726	63,722	193,448
Effects of foreign currency exchange	(79,614)	—	(4,508)	—	(84,122)
Net increase in trade receivables	—	3,269,782	—	14,940,539	18,210,321
Trade receivables factoring	—	(3,269,782)	—	(9,474,490)	(12,744,272)
Purchases	459,046	—	32,246	—	491,292
Disposals	(107,793)	—	(14,873)	—	(122,666)
Reclassify	—	—	(29,758)	—	(29,758)

Balance at December 31	$2,300,899	$—	$841,231	$7,168,920	$10,311,050

For the year ended December
 31, 2022

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,300,899	$—	$841,231	$7,168,920	$10,311,050
Recognized in profit or loss	100,134	605	—	—	100,739
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	—	—	(366,862)	(16,746)	(383,608)
Effects of foreign currency exchange	195,415	—	5,558	—	200,973
Net increase (decrease) in trade receivables	—	4,330,075	—	(674,112)	3,655,963
Trade receivables factoring	—	(4,330,075)	—	(15,636)	(4,345,711)
Purchases	338,016	14,325	20,000	—	372,341
Disposals	(268,200)	(14,930)	(63,051)	—	(346,181)

Balance at December 31	$2,666,264	$—	$436,876	$6,462,426	$9,565,566

For the year ended December
 31, 2023

	Financial Assets at FVTPL			Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,666,264	$—	$—	$436,876	$6,462,426	$9,565,566
Recognized in profit or loss	(83,239)	—	(113)	—	—	(83,352)
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	—	—	—	215,914	(16,807)	199,107
Effects of foreign currency exchange	5,053	—	—	1,605	—	6,658
Net increase in trade receivables	—	5,778,078	—	—	234,772	6,012,850
Trade receivables factoring	—	(5,778,078)	—	—	—	(5,778,078)
Purchases	637,767	—	61,523	184,484	—	883,774
Disposal of subsidiaries (Note 30)	—	—	—	(29,572)	—	(29,572)
Disposals	(681,870)	—	—	(188,476)	—	(870,346)

Balance at December 31	$2,543,975	$—	$61,410	$620,831	$6,680,391	$9,906,607

	Financial Assets at FVTPL			Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total

	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1	$87,076	$—	$—	$14,268	$211,052	$312,396
Recognized in profit or loss	(2,719)	—	(3)	—	—	(2,722)
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	—	—	—	7,051	(548)	6,503
Effects of foreign currency exchange	165	—	—	52	—	217
Net increase in trade receivables	—	188,703	—	—	7,667	196,370
Trade receivables factoring	—	(188,703)	—	—	—	(188,703)
Purchases	20,829	—	2,009	6,025	—	28,863
Disposal of subsidiaries (Note 30)	—	—	—	(966)	—	(966)
Disposals	(22,269)	—	—	(6,155)	—	(28,424)

Balance at December 31	$83,082	$—	$2,006	$20,275	$218,171	$323,534

Summary of Categories of Financial Instruments
c.	Categories of financial instruments

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Financial assets

FVTPL
Mandatorily at FVTPL	$8,934,151	$6,628,690	$216,482
Measured at amortized cost (Note 1)	188,733,772	182,950,517	5,974,870
FVTOCI
Equity instruments	482,559	620,831	20,275
Debt instruments	1,059,712	1,042,906	34,060
Trade receivables, net	5,402,714	5,637,485	184,111

Financial liabilities

FVTPL
Held for trading	626,760	1,302,342	42,532
Financial liabilities for hedging	12,204,620	12,516,971	408,784
Measured at amortized cost (Note 2)	337,771,707	295,102,540	9,637,574

Note 1:	The balances included financial assets measured at amortized cost which comprised cash and cash equivalents, trade and other receivables and other financial assets.

Note 2:
The balances included financial liabilities measured at amortized cost which comprised short-term borrowings, trade and other payables, bonds payable, long-term borrowings and deposits received (under the line items of other current liabilities and other non-current liabilities).

Summary of Detailed Information About Hedged
December 31, 2022

	Line item in	Carrying Amount
Hedging Instrument/Hedged Items	Balance sheet	Asset	Liability
		NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$—	$3,278,805
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	—	8,925,815
December 31, 2023

	Line item in	Carrying Amount
Hedging Instrument/Hedged Items	Balance sheet	Asset		Liability
		NT$	US$ (Note 4)	NT$	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$—	$—	$3,271,312	$106,836
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	—	—	9,245,659	301,948

Summary of Detailed Information About Hedged Items

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$(323,884)	$323,884	$—	$—	$2,282,243	$87,522
Hedge of net investment in foreign operation	(509,229)	509,229	673,005	—	—	—

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$7,493	$(7,493)	$—	$—	$2,011,050	$80,029
Hedge of net investment in foreign operation	312,029	(312,029)	360,976	—	—	—

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$245	$(245)	$—	$—	$65,678	$2,614
Hedge of net investment in foreign operation	10,190	(10,190)	11,789	—	—	—

Summary of Maturity Analysis for Non-derivative Financial Liabilities
December 31, 2022

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$65,356,106	$33,887,460	$11,145,612	$20,498	$74,643
Obligation under leases	120,733	201,686	790,427	2,685,977	5,147,266
Floating interest rate liabilities	9,251,237	10,982,036	9,652,804	93,837,521	5,648,699
Fixed interest rate liabilities	12,530,681	9,209,134	9,055,918	44,756,570	29,280

	$87,258,757	$54,280,316	$30,644,761	$141,300,566	$10,899,888

December 31, 2023

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$52,472,703	$33,530,541	$13,358,363	$4,478,467	$83,594
Obligation under leases	123,436	219,960	884,309	2,867,502	5,505,095
Floating interest rate liabilities	19,534,908	9,967,914	9,505,587	78,388,027	8,785,084
Fixed interest rate liabilities	12,370,288	22,921,637	11,235,729	21,095,740	—

	$84,501,335	$66,640,052	$34,983,988	$106,829,736	$14,373,773

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Non-derivative financial liabilities

Non-interest bearing	$1,713,674	$1,095,053	$436,263	$146,260	$2,730
Obligation under leases	4,031	7,184	28,880	93,648	179,787
Floating interest rate liabilities	637,979	325,536	310,437	2,560,027	286,907
Fixed interest rate liabilities	403,994	748,584	366,941	688,953	—

	$2,759,678	$2,176,357	$1,142,521	$3,488,888	$469,424

Summary of Maturity Analysis for Derivative Financial Instruments

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2022

Net settled
Forward exchange contracts	$(11,136)	$11,994	$—

Gross settled
Forward exchange contracts
Inflows	$13,398,921	$4,688,786	$599,796
Outflows	(13,310,433)	(4,687,958)	(534,354)

	88,488	828	65,442

Swap contracts
Inflows	32,274,691	16,429,850	62,187,750
Outflows	(31,891,439)	(15,016,775)	(59,838,031)

	383,252	1,413,075	2,349,719

	$471,740	$1,413,903	$2,415,161

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2023

Net settled
Forward exchange contracts	$(44,550)	$5,585	$—

Gross settled
Forward exchange contracts
Inflows	$13,971,393	$347,468	$143,726
Outflows	(13,854,585)	(338,670)	(133,330)

	116,808	8,798	10,396

Swap contracts
Inflows	22,388,255	19,166,073	66,015,750
Outflows	(22,021,077)	(18,547,076)	(64,821,453)

	367,178	618,997	1,194,297

	$483,986	$627,795	$1,204,693

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2023

Net settled
Forward exchange contracts	$(1,455)	$182	$—

Gross settled
Forward exchange contracts
Inflows	$456,283	$11,348	$4,694
Outflows	(452,468)	(11,061)	(4,355)

	3,815	287	339

Swap contracts
Inflows	731,164	625,933	2,155,968
Outflows	(719,173)	(605,717)	(2,116,964)

	11,991	20,216	39,004

	$15,806	$20,503	$39,343

Summary of Disclosure of Detailed Information about Maturity Analysis of Obligation under Leases
Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$1,112,846	$2,685,977	$1,536,779	$939,751	$881,803	$1,788,933

Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$1,227,705	$2,867,502	$2,157,503	$891,614	$864,881	$1,591,097

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Obligation under leases	$40,095	$93,648	$70,460	$29,119	$28,245	$51,963

Interest rate risk [member]
Statement [LineItems]
Summary of Interest Rate Risk
The carrying amounts of the Group’s financial assets and financial liabilities with exposure to interest rates at each balance sheet date were as follows:

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Fair value interest rate risk
Financial assets	$16,434,562	$17,007,765	$555,446
Financial liabilities	91,152,265	84,315,866	2,753,621
Cash flow interest rate risk
Financial assets	41,964,775	51,158,406	1,670,751
Financial liabilities	121,370,564	117,160,631	3,826,278

Measured at fair value on a recurring basis [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
1)	Fair value hierarchy

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2022

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$—	$3,205,828	$—	$3,205,828
Forward exchange contracts	—	246,710	—	246,710
Non-derivative financial assets
Quoted ordinary shares	2,521,964	—	—	2,521,964
Private-placement funds	—	—	1,599,932	1,599,932
Unquoted preferred shares	—	—	628,156	628,156
Contingent considerations	—	—	438,176	438,176
Open-end mutual funds	293,385	—	—	293,385

	$2,815,349	$3,452,538	$2,666,264	$8,934,151

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$419,491	$419,491
Quoted ordinary shares	45,683	—	—	45,683
Unquoted preferred shares	—	—	13,883	13,883
Limited partnership	—	—	3,502	3,502
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	1,059,712	1,059,712
Trade receivables, net	—	—	5,402,714	5,402,714

	$45,683	$—	$6,899,302	$6,944,985

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$543,547	$—	$543,547
Forward exchange contracts	—	83,213	—	83,213

	$—	$626,760	$—	$626,760

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2023

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$—	$1,453,868	$—	$1,453,868
Forward exchange contracts	—	161,924	—	161,924
Non-derivative financial assets
Quoted ordinary shares	2,099,844	—	—	2,099,844
Private-placement funds	—	—	1,796,015	1,796,015
Unquoted preferred shares	—	—	747,960	747,960
Open-end mutual funds	307,669	—	—	307,669
Hybrid financial assets Convertible notes	—	—	61,410	61,410

	$2,407,513	$1,615,792	$2,605,385	$6,628,690

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$607,528	$607,528
Unquoted preferred shares	—	—	13,303	13,303
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	1,042,906	1,042,906
Trade receivables, net	—	—	5,637,485	5,637,485

	$—	$—	$7,301,222	$7,301,222

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$1,183,469	$—	$1,183,469
Forward exchange contracts	—	118,873	—	118,873

	$—	$1,302,342	$—	$1,302,342

	Level 1	Level 2	Level 3	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2023

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$—	$47,481	$—	$47,481
Forward exchange contracts	—	5,288	—	5,288
Non-derivative financial assets
Quoted ordinary shares	68,577	—	—	68,577
Private-placement funds	—	—	58,655	58,655
Unquoted preferred shares	—	—	24,427	24,427
Open-end mutual funds	10,048	—	—	10,048
Hybrid financial assets Convertible notes	—	—	2,006	2,006

	$78,625	$52,769	$85,088	$216,482

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$19,841	$19,841
Unquoted preferred shares	—	—	434	434
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	34,060	34,060
Trade receivables, net	—	—	184,111	184,111

	$—	$—	$238,446	$238,446

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$38,650	$—	$38,650
Forward exchange contracts	—	3,882	—	3,882

	$—	$42,532	$—	$42,532